Supplement Dated January 30, 2026
To the Prospectuses dated May 1, 2025, for:

Principal ® Premier Variable Annuity
Principal ® Personal Variable Annuity

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B.
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.
Effective May 1, 2026, the funds listed below will no longer accept new or existing investment allocations. As a result, the Subaccounts or Divisions that invest in these funds (the “Closed Subaccounts” or “Closed Divisions”) will be closed to new investment allocations and transfers into the Closed Subaccounts or Closed Divisions.
Principal ® Premier Variable Annuity:
•Principal Variable Contract Funds, Inc.
PVC – Core Plus Bond Account
•Principal Variable Contract Funds, Inc.
PVC – Diversified Balanced Account
•Principal Variable Contract Funds, Inc.
PVC – Diversified International Account
•Principal Variable Contract Funds, Inc.
PVC – Global Emerging Markets Account
•Principal Variable Contract Funds, Inc.
PVC – Large Cap Growth Account I
•Principal Variable Contract Funds, Inc.
PVC – Large Cap S&P 500 Index Account
•Principal Variable Contract Funds, Inc.
PVC – MidCap Account
•Principal Variable Contract Funds, Inc.
PVC – Real Estate Securities Account
•Principal Variable Contract Funds, Inc.
PVC – SmallCap Account
•Principal Variable Contract Funds, Inc.
PVC – Strategic Asset Management (SAM) – Balanced Portfolio
Principal ® Personal Variable Annuity:
•Principal Variable Contract Funds, Inc.
PVC – Core Plus Bond Account
•Principal Variable Contract Funds, Inc.
PVC – Diversified Balanced Account

•Principal Variable Contract Funds, Inc.
PVC – Diversified International Account
•Principal Variable Contract Funds, Inc.
PVC – Large Cap Growth Account I
•Principal Variable Contract Funds, Inc.
PVC – MidCap Account
You may continue to allocate Net Premium and transfer Accumulation Value to the Closed Subaccounts or Closed Divisions until 3:00 p.m. central time on May 1, 2026.
On or after May 1, 2026, any Accumulation Value you have invested in the Closed Subaccounts or Closed Divisions can remain in the Closed Subaccounts or Closed Divisions unless you order the transfer or withdrawal of the Accumulated Value from the Closed Subaccounts or Closed Divisions.
Additional information about each of these investment options is located in the Appendix to your Prospectus.
A corresponding change is hereby made throughout the Prospectuses.
If you have any questions, please call the Customer Service Center toll-free at (800) 547-7754 or write to Customer Service at 711 High Street, Des Moines, Iowa 50392. The prospectuses for the funds can be found online at https://www.connect.rightprospectus.com/Principal?site=VAVL.
*** Please retain this supplement for future reference.